Stockholders' Equity and Members' Equity - Warrant (Details) $ / shares in Units, $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019 USD ($) item $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Nov. 15, 2019 USD ($) shares
Class of Warrant or Right [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50														$ 11.50
Warrants outstanding (in shares)	41,700,000				41,700,000	41,700,000									41,700,000				41,700,000
Warrants outstanding | $	$ 15.6				$ 15.6														$ 15.6					$ 1.8
Trinity Public Warrants Member
Class of Warrant or Right [Line Items]
Number of share per warrant	1				1														1
Face value per share (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001														$ 0.0001
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50	$ 11.50									$ 11.50				$ 11.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,600,000				15,600,000	15,600,000									15,600,000				15,600,000
Exercise price per share per quarter (in dollars per share) | $ / shares	$ 2.875				$ 2.875														$ 2.875
Consent fee per share (in dollars per share) | $ / shares	$ 1.60				$ 1.60														$ 1.60
Total consent fee | $					$ 66.7
Number of warrants exercised per share | item					4
Warrants outstanding (in shares)	34,500,000				34,500,000														34,500,000
Farallon Pipe Warrants Member
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	7,200,000				7,200,000														7,200,000					7,200,000
Warrants outstanding | $	$ 5.5				$ 5.5	$ 2.3									$ 2.3				$ 5.5					$ 75.0
Term of warrant																								5 years
Private Placement Warrants Member
Class of Warrant or Right [Line Items]
Number of share per warrant	1				1	1									1				1
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50	$ 11.50									$ 11.50				$ 11.50
Warrants outstanding (in shares)	5,200,000				5,200,000	5,200,000									5,200,000				5,200,000

[1]	Predecessor periods are combined as disclosed in Note 1.